OMB APPROVAL

OMB Number: 3235-0578

Expires: January 31, 2016

Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21938

Voya Natural Resources Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Natural Resources Equity Income Fund

The schedules are not audited.

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Energy: 83.5%
93,198		Anadarko Petroleum Corp.	$7,376,622	3.4
23,704		Apache Corp.	1,519,189	0.7
19,772		Baker Hughes, Inc.	1,127,004	0.5
42,064	@	Cameron International Corp.	2,157,042	1.0
128,264		Canadian Natural Resources Ltd.	4,268,626	2.0
24,610		Carrizo Oil & Gas, Inc.	971,111	0.5
110,262		Cenovus Energy, Inc.	2,436,790	1.1
8,050	@	Cheniere Energy, Inc.	531,219	0.2
145,118		Chevron Corp.	15,798,997	7.3
34,917		Cimarex Energy Co.	3,664,539	1.7
158,425		Cloud Peak Energy, Inc.	1,848,820	0.9
134,479		ConocoPhillips	8,885,027	4.1
55,653		Consol Energy, Inc.	2,177,702	1.0
90,880		Devon Energy Corp.	5,359,194	2.5
18,164		Diamond Offshore Drilling	533,477	0.2
40,943		Enerplus Corp.	534,306	0.2
95,575		EOG Resources, Inc.	8,288,264	3.8
233,206		ExxonMobil Corp.	21,114,471	9.8
43,436		Forum Energy Technologies, Inc.	1,042,898	0.5
143,111		Halliburton Co.	6,039,284	2.8
64,692		Hess Corp.	4,717,987	2.2
245,285	@	Key Energy Services, Inc.	461,136	0.2
60,477		Kinder Morgan, Inc.	2,500,724	1.2
36,638		Marathon Oil Corp.	1,059,571	0.5
20,374		Marathon Petroleum Corp.	1,835,494	0.9
79,618	@	MEG Energy Corp.	1,292,966	0.6
31,115		National Oilwell Varco, Inc.	2,085,950	1.0
119,698		Noble Corp. PLC	2,153,367	1.0
12,680		Noble Energy, Inc.	623,602	0.3
349,672		Nordic American Tankers Ltd.	3,133,061	1.5
126,921		Occidental Petroleum Corp.	10,124,488	4.7
235,993		Paragon Offshore PLC	856,655	0.4
113,126		Patterson-UTI Energy, Inc.	2,001,199	0.9
79,529		Phillips 66	5,807,208	2.7
7,192		Pioneer Natural Resources Co.	1,030,110	0.5
49,098		Range Resources Corp.	3,223,284	1.5
41,141		Royal Dutch Shell PLC - Class A ADR	2,732,174	1.3
186,182		Schlumberger Ltd.	16,002,343	7.4
7,391		SemGroup Corp. - Class A	546,860	0.3
47,857		Spectra Energy Corp.	1,812,823	0.8
125,904		Suncor Energy, Inc.	3,977,307	1.8
104,764		Superior Energy Services	2,022,993	0.9
104,515		Talisman Energy’, Inc.	492,266	0.2
1,828		Targa Resources Corp.	208,648	0.1
68,031	@	Unit Corp.	2,600,145	1.2
123,158		Valero Energy Corp.	5,986,710	2.8
60,004	@	Whiting Petroleum Corp.	2,506,367	1.2
48,870		Williams Cos., Inc.	2,529,022	1.2
			179,999,042	83.5

		Materials: 15.6%
63,734		Alamos Gold, Inc.	431,396	0.2
39,092		Alcoa, Inc.	675,901	0.3
21,178		Ball Corp.	1,420,408	0.6
112,490		Barrick Gold Corp.	1,337,506	0.6
52,169	@	Crown Holdings, Inc.	2,582,366	1.2
221,765		Freeport-McMoRan, Inc.	5,954,390	2.8
28,624		GoldCorp, Inc.	562,175	0.2
91,697		International Paper Co.	4,935,133	2.3
213,645	@	Lundin Mining Corp.	1,018,247	0.5
51,992		Packaging Corp. of America	3,861,966	1.8
42,945		Randgold Resources Ltd. ADR	2,777,683	1.3
59,407		Rio Tinto PLC ADR	2,768,366	1.3
48,314		Rock-Tenn Co.	2,744,718	1.3
41,136		Royal Gold, Inc.	2,619,540	1.2
			33,689,795	15.6

	Total Common Stock
	(Cost $223,529,021)		213,688,837	99.1

SHORT-TERM INVESTMENTS: 3.3%
		Mutual Funds: 3.3%
7,004,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
		(Cost $7,004,000)	7,004,000	3.3

	Total Short-Term Investments
	(Cost $7,004,000)		7,004,000	3.3

	Total Investments in Securities (Cost $230,533,021)		$220,692,837	102.4
	Liabilities in Excess of Other Assets		(5,246,215)	(2.4)
	Net Assets		$215,446,622	100.0

††	Rate shown is the 7-day yield as of November 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

Cost for federal income tax purposes is $230,601,897.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$14,769,001
Gross Unrealized Depreciation	(24,678,061)

Net Unrealized Depreciation	$(9,909,060)

Industry Diversification as of November 30, 2014
(as a percentage of net assets)

Integrated Oil & Gas	28.2%
Oil & Gas Exploration & Production	23.7%
Oil & Gas Equipment & Services	14.3%
Oil & Gas Refining & Marketing	6.4%
Oil & Gas Storage & Transportation	5.3%
Diversified Metals & Mining	4.6%
Oil & Gas Drilling	3.7%
Gold	3.5%
Paper Packaging	3.1%
Paper Products	2.3%
Coal & Consumable Fuels	1.9%
Metal & Glass Containers	1.8%
Aluminum	0.3%
Assets in Excess of Other Liabilities*	0.9%
Net Assets	100.0%

* Includes short-term investments.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2014 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$213,688,837	$–	$–	$213,688,837
Short-Term Investments	7,004,000	–	–	7,004,000
Total Investments, at fair value	$220,692,837	$–	$–	$220,692,837
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(134,248)	$–	$(134,248)
Total Liabilities	$–	$(134,248)	$–	$(134,248)

(1)	For the period ended November 30, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund’s policy is to recognize transfers between levels at the end of the reporting period. At November 30, 2014, securities valued at $584,896 were transferred from Level 2 to Level 1 within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2014, the following over-the-counter written options were outstanding for Voya Natural Resources Equity Income Fund:

Notional Amount	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Indices
1,107,409	Goldman Sachs & Co.	Call on Energy Select Sector SPDR® Fund	90.310 USD	12/19/14	$1,196,223	$(42,205)
380,664	UBS AG	Call on Market Vectors Gold Miners ETF	20.260 USD	12/19/14	319,035	(86,541)
247,089	UBS AG	Call on Materials Select Sector SPDR® Fund	51.680 USD	12/19/14	44,451	(5,502)
		Total Written OTC Options			$1,559,709	$(134,248)

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Written options	$134,248
Total Liability Derivatives		$134,248

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2014:

	Goldman Sachs & Co.	UBS AG	Totals
Liabilities:
Written options	$42,205	$92,043	$134,248
Total Liabilities	$42,205	$92,043	$134,248

Net OTC derivative instruments by counterparty, at fair value	$(42,205)	$(92,043)	(134,248)

Total collateral pledged by the Fund/(Received from counterparty)	$–	$–	$–

Net Exposure(1)	$(42,205)	$(92,043)	$(134,248)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Natural Resources Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 23, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer Date:

January 23, 2015